Combined Financial Information in Respect of Affiliates Accounted for Under Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,576,148	¥ 1,522,632
Other assets, principally property, plant and equipment	1,147,662	1,101,791
Total assets	2,723,810	2,624,423
Current liabilities	1,147,583	1,048,909
Other liabilities	236,975	226,242
Total liabilities	1,384,558	1,275,151
Equity	1,339,252	1,349,272
Net sales	4,491,867	5,071,486	4,529,748
Net income attributable to Honda's affiliates	250,993	356,822	223,622
Motorcycle business
Schedule of Equity Method Investments [Line Items]
Current assets	216,751	225,393
Other assets, principally property, plant and equipment	108,971	100,796
Total assets	325,722	326,189
Current liabilities	134,395	127,984
Other liabilities	7,969	7,392
Total liabilities	142,364	135,376
Equity	183,358	190,813
Net sales	888,914	1,189,024	992,264
Net income attributable to Honda's affiliates	72,168	104,790	83,467
Automobile business
Schedule of Equity Method Investments [Line Items]
Current assets	1,338,679	1,276,877
Other assets, principally property, plant and equipment	1,012,363	974,543
Total assets	2,351,042	2,251,420
Current liabilities	1,005,935	912,678
Other liabilities	223,095	213,215
Total liabilities	1,229,030	1,125,893
Equity	1,122,012	1,125,527
Net sales	3,579,019	3,857,890	3,512,551
Net income attributable to Honda's affiliates	177,309	253,468	137,471
Power product and other businesses
Schedule of Equity Method Investments [Line Items]
Current assets	20,718	20,362
Other assets, principally property, plant and equipment	26,328	26,452
Total assets	47,046	46,814
Current liabilities	7,253	8,247
Other liabilities	5,911	5,635
Total liabilities	13,164	13,882
Equity	33,882	32,932
Net sales	23,934	24,572	24,933
Net income attributable to Honda's affiliates	¥ 1,516	¥ (1,436)	¥ 2,684